OTHER NON-OPERATING (INCOME)/EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER NON-OPERATING (INCOME)/EXPENSES
OTHER NON-OPERATING (INCOME)/EXPENSES

10.   OTHER NON-OPERATING (INCOME)/EXPENSES

Other non-operating (income)/expenses for the years ended December 31, 2021, 2020 and 2019 comprised the following:

	2021	2020	2019
Net forex exchange (gain) / loss	560	10,380	(5,266)
Loss/(gain) arising on derivatives	345	(13,443)	8,297
Net gain/(loss) arising on financial assets measured at FVTPL	(139)	(1,893)	528
Net gain/(loss) arising on financial liabilities measured at FVTPL	—	(53)	1,197
Impairment of investments and loans given	—	1,392	616
Other	(342)	553	2,449

Total	424	(3,064)	7,821